Condensed unaudited financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of financial information of the parent company

	December 31, 2022	December 31, 2021
ASSETS
CURRENT ASSETS
Cash	$209,561	$2,623,916
Other receivables	—	—
Escrow	4,896,932	—
Prepayments and other current assets	—	20,000
Due from VIE	421,923	—
Due from subsidiaries	13,592,004	10,999,973
Short-term investment	6,704,029	7,091,939
Total current assets	25,824,449	20,735,828

Total assets	$25,824,449	$21,335,828

LIABILITIES AND EQUITY

LIABILITIES
Deficit of investment in subsidiaries	$19,247,330	$6,285,110

COMMITMENTS AND CONTINGENCIES

EQUITY
Ordinary shares, $0.005 par value, 5,000,000,000 shares and 10,000,000 authorized, 19,093,315 and 5,093,315 issued and outstanding as of December 31, 2022 and December 31, 2021*, respectively	95,467	25,467
Additional paid-in capital	33,737,276	26,783,333
Statutory reserves	449,136	449,136
(Accumulated deficits) Retained earnings	(28,066,415)	(12,799,436)
Accumulated other comprehensive income	361,655	592,218
Total equity	6,577,119	15,050,718

Total liabilities and equity	$25,824,449	$21,335,828

*	Retroactively restated to reflect the Share Consolidation

	For the years ended December 31,
	2022	2021	2020
General and administrative expenses	$(897,411)	$(797,334)	$—
Other Income, net	(1,637,911)	165,713	—

Equity of losses in subsidiaries	(12,731,657)	(13,240,611)	3,998,274
Net (loss) income	(15,266,979)	(13,872,232)	3,998,274
Foreign currency translation adjustment	(230,563)	98,172	464,721
Comprehensive (loss) income	$(15,497,542)	$(13,774,060)	$4,462,995

	For the years ended December 31,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(15,266,979)	$(13,872,232)	$3,998,274
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from short-term investment	387,910	(165,713)	—
Equity loss (income) of subsidiaries	12,731,657	13,240,611	(3,998,274)
Share-based compensation	10,133	140,467
Imputed interest expense	1,250,000	—	—
Change in operating assets and liabilities
Prepayments	20,000	(20,000)	—
Due from subsidiaries	(2,542,000)	(10,999,973)	—
Net cash used in operating activities	(3,409,279)	(11,676,840)	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment	—	(15,000,000)	—
Cash deposited in escrow account	(4,800,000)	—	—
Short-term investment	—	8,073,774	—
Net cash used in investing activities	(4,800,000)	(6,926,226)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in initial public offering	—	22,846,983	—
Payments of offering cost	—	(1,020,001)	—
Net proceeds from issuance of convertible bonds	5,000,000	—	—
Net proceeds from issuance of PIPEs	291,856	—	—
Proceed from IPO placed in escrow	503,068	(600,000)	—
Net cash provided by financing activities	5,794,924	21,226,982	—

CHANGES IN CASH	(2,414,355)	2,623,916	—

CASH, beginning of year	2,623,916	—	—

CASH, end of year	$209,561	$2,623,916	$—